REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2012
REINSURANCE
Schedule of premiums written and earned along with losses and settlement expenses incurred

(in thousands)	2012	2011	2010
WRITTEN
Direct	$709,107	$629,727	$586,624
Reinsurance assumed	75,692	72,380	49,692
Reinsurance ceded	(191,713)	(152,469)	(151,176)
Net	$593,086	$549,638	$485,140
EARNED
Direct	$679,124	$625,963	$599,669
Reinsurance assumed	77,597	66,984	47,637
Reinsurance ceded	(180,150)	(154,495)	(153,924)
Net	$576,571	$538,452	$493,382
LOSSES AND SETTLEMENT EXPENSES INCURRED
Direct	$282,859	$180,768	$265,903
Reinsurance assumed	69,830	60,076	29,586
Reinsurance ceded	(81,044)	(40,760)	(94,157)
Net	$271,645	$200,084	$201,332

Schedule of net reinsurance balances recoverable, after consideration of collateral, from top 10 reinsurers

	Net Amounts
	Recoverable	A.M. Best	S&P
Reinsurer	(in thousands)	Rating	Rating
Endurance Re	64,615	A, Excellent	A, Strong
Munich Re America / HSB	61,321	A+, Superior	AA-, Very Strong
Aspen UK Ltd.	34,624	A, Excellent	A, Strong
Axis Re	29,376	A, Excellent	A+, Strong
Transatlantic Re	28,575	A, Excellent	A+, Strong
Berkley Insurance Co.	22,205	A+, Superior	A+, Strong
Swiss Re /Westport Ins. Corp.	21,932	A+, Superior	AA-, Very Strong
Toa-Re	17,077	A+, Superior	A+, Strong
Alterra Re USA	13,983	A, Excellent	A, Strong
Allied World Re - US	13,956	A, Excellent	A, Strong